Expense Example	Apr. 30, 2026 USD ($)
CresAlta Global Dividend ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	160
CresAlta Small and Mid-Cap ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	$ 176